Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Deferred Revenues	Deferred revenues are comprised of the following:
	December 31,
	2018	2017
Real estate lot sales deposits	$995,327	$1,685,725
Other	43,165	46,939
Total	$1,038,492	$1,732,664